INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8.INTANGIBLE ASSETS

	2014	2015
	RMB	RMB
Computer software	26,948	30,553
Trade names	—	35,600
Customer relationships	—	12,270
Acquired training licenses	3,522	6,623
Less: Accumulated amortization	(22,774)	(28,941)

Net book value	7,696	56,105

Amortization expense was RMB1,824, RMB2,567 and RMB6,167 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Company will record estimated amortization expenses of RMB7,188, RMB7,092, RMB6,745, RMB5,474 and RMB2,949 for the years ending December 31, 2016, 2017, 2018, 2019 and 2020, respectively.